11. Stockholders' Deficit (Details - Warrant activity) - Warrants - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Warrants
Outstanding, beginning balance	1,105,000	3,172,184	3,172,184
Granted	0	0	0
Exercised	0	0	0
Forfeited	(425,000)	(2,067,184)	0
Outstanding, ending balance	680,000	1,105,000	3,172,184
Weighted Average Exercise price
Outstanding, beginning balance	$ 0.025	$ 0.018	$ 0.018
Granted	0.00	0.00	0.00
Exercised	0.00	0.00	0.00
Forfeited	0.00	0.015	0.00
Outstanding, ending balance	$ 0.025	$ 0.025	$ 0.018
Weighted Average Contractual Term
Outstanding, ending balance	1 month 6 days	8 months 2 days	1 year 1 month 6 days